INVENTORIES	6 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
INVENTORIES	NOTE－7 INVENTORIES Our Company’s inventories were as follows: -
	As of June 30,	As of December 31,
	2024	2024
	S$	S$
Raw foods	23,036	54,005